Land Use Right, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Estimated Future Amortization Expense for Land Use Rights [Abstract]
2027	$ 25,458
2028	25,458
2029	25,458
2030	25,458
2031	25,458
Thereafter	997,344
Total	$ 1,124,634	$ 1,102,802